Cover	Nov. 18, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2021
Entity File Number	1-3950
Entity Registrant Name	FORD MOTOR COMPANY
Entity Central Index Key	0000037996
Entity Tax Identification Number	38-0549190
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One American Road
Entity Address, City or Town	Dearborn
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48126
City Area Code	313
Local Phone Number	322-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	F
Security Exchange Name	NYSE
6.200% Notes due June 1, 2059 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.200% Notes due June 1, 2059
Trading Symbol	FPRB
Security Exchange Name	NYSE
6.000% Notes due December 1, 2059 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.000% Notes due December 1, 2059
Trading Symbol	FPRC
Security Exchange Name	NYSE